Taxes On Income (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Income (loss) before taxes as reported in the consolidated statements of operations	$ (22,190)	$ (51,395)	$ 15,240
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	(5,548)	(12,335)	3,810
Non-deductible expenses	193	3,061	647
Non-deductible expenses related to employee stock options	1,366	1,575	1,052
Changes in valuation allowance, net	5,415	8,984	(4,798)
Other	(225)	974	467
Income tax expense	$ 1,201	$ 2,259	$ 1,178